Due to Former Director - Related Party (Details Narrative) - USD ($)	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Related Party Transactions [Abstract]
Due to directors - related parties	$ 31,329	$ 32,898	$ 35,204